SHARE CAPITAL AND OTHER RESERVES	12 Months Ended
Jun. 30, 2020
SHARE CAPITAL AND OTHER RESERVES [Abstract]
SHARE CAPITAL AND OTHER RESERVES
12.	SHARE CAPITAL AND OTHER RESERVES

12.1.	Authorized share capital

The Holding Company’s authorized share capital was $12,000 and the authorized share capital was divided into 2,873,045 preference shares and 104,605,167 common shares of par value $0.0001 each.

On March 16, 2018 the Holding Company’s authorized share capital was consolidated and divided into 103,223,990.46 common shares and 4,254,221.39 preference shares of par value $0.000111650536 each, and the shares held by the existing shareholders at that time duly converted.

On December 21, 2018, the Group issued a revised equity structure converting the Holding Company’s authorized share capital of $12,000 to the following new structure, noting that all shares set out below have a par value of $0.000111650536 each:

•	Series A Convertible Preferred (“Series A”) - The maximum number of Series A Convertible Preference Shares shall be one (1) whose holder is The Resource Group International Limited (“TRGI”).

•
Series B Convertible Preferred (“Series B”) - The maximum number of Series B Convertible Preference Shares shall be 12,512,994.466500, of which 11,083,691.3814 Series B shares are issued and outstanding as of June 30, 2020.

•
Series C Convertible Preferred (“Series C”, and together with the Series A shares and the Series B Shares, the “Preferred Convertible Shares”) - The maximum number of Series C Convertible Preference Shares shall be 12,639,389.35000 of which 111,986.4786 Series C shares are issued and outstanding as of June 30, 2020.

•	Class A Common Shares (“Class A”) – The maximum number of Class A shares shall be 79,766,504.249454. There are no Class A shares issued and outstanding as of June 30, 2020.

•
Class B Common Shares (“Class B”, and together with the Class A shares, the “Common Shares”) - The maximum number Class B shares shall be 2,559,323.13 which are authorized for issuance for the Restricted Stock Plan, of which 1,841,660 Class B shares have been issued as of June 30, 2020.

On May 20, 2020, the Company increased the authorized share capital by increasing the class B common shares by 579,791 shares to 3,139,114.13 shares resulting in the increase in authorized share capital to $12,064.73 from $12,000. All the other categories of authorized share capital remains unchanged.

The authorized share capital as of June 30, 2020 is tabulated below:

	June 30, 2020	June 30, 2019
	Number of shares
Series A	1	1
Series B	12,512,994	12,512,994
Series C	12,639,389	12,639,389
Class A	79,766,504	79,766,504
Class B	3,139,114	2,559,323
	108,058,003	107,478,212

	(US$'000)
Par value	0.000111651	0.000111651

Share Capital	12	12

The holders of Preferred Convertible Shares shall be entitled to vote, together with the holders of Class A shares, as a single class on all matters submitted to the shareholders for a vote.

At the time of a consummation of a qualified initial public offering (“IPO”) the following conversions will occur on a mandatory basis:

•	Series A will convert to Series C on a 1:1 basis

•	Series B will convert to Series C on a 1:1 basis

•
Series C (including those existing as a result of the above conversions) will then convert to Class A on a pro rata basis based on a specified metric which includes factors such as IPO price and number of preferred shares issued at time of conversion and which will result in each Series C share converting into more than one Class A common share.

•	Class B will convert to Class A on a 1:1 basis.

In the event that the Holding Company declares a dividend, the Company shall not declare nor pay any dividends or make any distribution upon other class of shares of the Company until and unless the Company has declared and paid aggregate dividends of at least $9.5 million with respect to the individual Series A share.

On any voluntary or involuntary liquidation, dissolution or winding-up of the Holding Company, and assuming non-conversion of any preferred shares, Series A holders will be entitled to receive the first approximately $9.5 million of proceeds in the event that such event is treated as an asset sale.  Series B will then be entitled to receive the next approximately $53.5 million and Series C holders will then be entitled to receive the next approximately $86.2 million (out of which $47.9 million is waived due to the transfer of shares of Etelequote Limited to the parent Company TRGI see Note 30.2) of proceeds in excess of such $9.5 million, Series C and common holders will then be entitled to receive those proceeds in excess of such $139.7 million.   In the event that the liquidation event is treated as a stock sale, Series B and C Holders will be entitled to receive the first approximately $139.7 million of proceeds. Series A, Series C and common holders will then be entitled to receive those proceeds in excess of such $139.7 million.

Refer to note 31 for the IPO of the Group on August 7, 2020 where Series A, Series B, Series C and Class B shares were converted to Class A common shares equivalent to 14,119,384 shares. In addition to that the Group offered 3,571,429 shares therefore the total share capital of the Group at the time of IPO was 17,690,813 shares.

12.2.	Issued, subscribed and paid-in share capital – Pre December 2018

The Holding Company’s initial issued, subscribed and paid-in share capital consisted of preference shares of $475 divided into 4,749,861 preference shares of par value $0.0001 each and share capital of $775 divided into 7,750,141 common shares of par value $0.0001 each. The amount of additional paid-in capital is $96.2 million.

12.3.
During the year ended June 30, 2019, 459,325 of these preferred shares have been redeemed by paying $13.9 per share to 17th Capital (comprising of $5.9 million principal and $0.4m interest) and remaining $14 million is part of the disposal of subsidiary during the year as included in Note 30.2.

12.4.	Other Reserves

The nature and purpose of other reserves within equity is described below:

Reorganization reserve

Reorganization reserve consists of differences between the combined net asset values of subsidiaries from their separate financial statements and recognized share capital, under the pooling of interest method.

Additionally, on December 31, 2017, the Directors of DGS Limited (“DGS Ltd.”) sold DGS Tech, a wholly owned subsidiary that owned intellectual property of DGS Ltd. and licensed the use of this IP to other entities within DGS Ltd., to The Resource Group International Limited for a consideration of $12 (10 Euros). The Directors of DGS Ltd. committed to a plan to sell this unit following a revision in the overall structure and the integration of DGS Ltd. into the Holding Company.

The gain on sale of subsidiary is recognized in statement of changes in equity as part of the Reorganization Reserve due to the transaction being between the owners.

Share option plans

Weighted average cost of shares kept under the share option plans that pertain to the Group’s various subsidiaries.

Foreign currency translation reserve

Gain / losses arising on retranslating the net assets of overseas operations into presentation currency.

Actuarial gain on defined benefit scheme

Actuarial gain or losses represents adjustments to actuarial assumptions used to value defined benefit pension scheme obligations.

Accumulated deficit

The accumulated deficit decreased from $(117.2) million per end of June 30, 2019 to $(109.5) million as of June 30, 2020. The decrease is due to the net income of the year ended June 30, 2020.